Relevant Events (Details) - Schedule of Banco De Chile Reported Essential Facts that Registered in the Foreign Market under MTN ¥ in Millions, $ in Millions	Jun. 08, 2023 JPY (¥)	Jun. 01, 2023 MXN ($)
June 1, 2023 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Foreign Market under MTN [Line Items]
Date		June 1, 2023
Amount | $		$ 700,000,000
Maturity date		Jun. 03, 2027
Average rate		TIIE (28 days) + 0.85%
June 8, 2023 [Member]
Schedule of Banco De Chile Reported Essential Facts that Registered in the Foreign Market under MTN [Line Items]
Date	June 8, 2023
Amount | ¥	¥ 6,300,000,000
Maturity date	Jun. 16, 2025
Average rate	0.75%